Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 49,231	€ 51,653	€ 42,449
Proceeds	58,119	2,931	25,000
Repayments	(38,993)	(9,806)	(5,856)
Interest paid	(5,278)	(4,006)	0
Non-cash changes: classification of the conversion option as a derivative instrument	(1,046)	1,446	(7,161)
Non-cash changes: classification of the conversion option in equity	(1,005)
Non-cash changes: (gain)/loss on recognition or derecognition	3,027
Non-cash changes: interest expense and other	7,459	6,983	1,525
Non-cash changes: subsidies		(1,446)	(4,367)
Non-cash changes: amortized cost remeasurement	5,878
Non-cash changes: other fair value remeasurement	(3,198)
Non cash changes: additional leases	272	1,476	62
Liabilities arising from financing activities at end of period	74,466	49,231	51,653
Kreos 1 & 2 bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	12,982	21,110	26,233
Proceeds	0	0	0
Repayments	(11,635)	(9,410)	(5,537)
Interest paid	(2,278)	(2,456)	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	0	0
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	170
Non-cash changes: interest expense and other	760	3,738	414
Non-cash changes: subsidies		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	0	12,982	21,110
Oceane
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	19,957	18,816	0
Proceeds	0	0	25,000
Repayments	(23,238)	0	0
Interest paid	(1,602)	(1,496)	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	0	(7,161)
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	3,069
Non-cash changes: interest expense and other	1,814	2,636	977
Non-cash changes: subsidies		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	0	19,957	18,816
Kreos / Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	0
Proceeds	23,119	0	0
Repayments	0	0	0
Interest paid	(818)	0	0
Non-cash changes: classification of the conversion option as a derivative instrument	(1,046)	0	0
Non-cash changes: classification of the conversion option in equity	(1,005)
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	1,393	0	0
Non-cash changes: subsidies		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	21,643	0	0
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	0
Proceeds	35,000	0	0
Repayments	(2,188)	0	0
Interest paid	(525)	0	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	0	0
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	(212)
Non-cash changes: interest expense and other	727	0	0
Non-cash changes: subsidies		0	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: other fair value remeasurement	(3,198)
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	29,605	0	0
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	4,838	4,742	4,623
Proceeds	0	0	0
Repayments	(1,250)	0	0
Interest paid	(43)	(54)	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	0	0
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	133	150	27
Non-cash changes: subsidies		0	92
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	3,678	4,838	4,742
Conditional advances Bpifrance
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	6,783	6,770	11,193
Proceeds	0	0	0
Repayments	(110)	(90)	(70)
Interest paid	0	0	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	0	0
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	98	102	106
Non-cash changes: subsidies		0	(4,459)
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	6,771	6,783	6,770
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	1,384	214	400
Proceeds	0	0	0
Repayments	(573)	(305)	(249)
Interest paid	(12)	0	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	0	0
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	12	0	0
Non-cash changes: subsidies		0	0
Non-cash changes: amortized cost remeasurement	(543)
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	272	1,476	62
Liabilities arising from financing activities at end of period	540	1,384	214
Prosynergia earn-out liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	0
Proceeds	0	0	0
Repayments	0	0	0
Interest paid	0	0	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	1,446	0
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	0	0	0
Non-cash changes: subsidies		(1,446)	0
Non-cash changes: amortized cost remeasurement	0
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	0	0	0
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	3,287	0	0
Proceeds	0	2,931	0
Repayments	0	0	0
Interest paid	0	0	0
Non-cash changes: classification of the conversion option as a derivative instrument	0	0	0
Non-cash changes: classification of the conversion option in equity	0
Non-cash changes: (gain)/loss on recognition or derecognition	0
Non-cash changes: interest expense and other	2,521	356	0
Non-cash changes: subsidies		0	0
Non-cash changes: amortized cost remeasurement	6,421
Non-cash changes: other fair value remeasurement	0
Non cash changes: additional leases	0	0	0
Liabilities arising from financing activities at end of period	€ 12,229	€ 3,287	€ 0